Financial liabilities at amortized cost - borrowings and financing (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	$ 1,730,357	$ 1,136,344	$ 585,568
New borrowings	2,823,472	1,309,890	469,501
Payments – principal	(532,755)	(580,642)	(46,501)
Payments – interest	(91,599)	(87,188)	(81,614)
Interest accrued	285,050	183,534	100,550
Transaction costs	3,954	(1,045)
Effect of changes in exchange rates (OCI)	179,737	(230,536)	108,840
Balance at end of the year	4,398,216	1,730,357	1,136,344
Amortization of transaction costs
Margin Loan Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	201,493
New borrowings	1,662,365	200,000
Payments – principal
Payments – interest	(21,501)
Interest accrued	26,420	1,493
Transaction costs
Effect of changes in exchange rates (OCI)	(151)
Balance at end of the year	1,868,626	201,493
Amortization of transaction costs
Syndicated Loan [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	350,261	821,501	467,374
New borrowings		52,378	270,810
Payments – principal	(355,040)	(489,967)	(10,799)
Payments – interest	(17,298)	(79,967)	(68,273)
Interest accrued	2,704	81,373	75,527
Transaction costs	4,146	(676)
Effect of changes in exchange rates (OCI)	15,227	(34,381)	86,862
Balance at end of the year		350,261	821,501
Amortization of transaction costs
Financial Letter [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	1,178,603	216,068
New borrowings	1,161,107	1,057,512	198,691
Payments – principal	(177,715)
Payments – interest	(52,800)
Interest accrued	255,926	97,304	11,408
Transaction costs	(192)	(369)
Effect of changes in exchange rates (OCI)	164,661	(191,912)	5,969
Balance at end of the year	2,529,590	1,178,603	216,068
Amortization of transaction costs
Term Loan Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year		98,775	118,194
New borrowings
Payments – principal		(90,675)	(35,702)
Payments – interest		(7,221)	(13,341)
Interest accrued		3,364	13,615
Transaction costs
Effect of changes in exchange rates (OCI)		(4,243)	16,009
Balance at end of the year			$ 98,775
Amortization of transaction costs